UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5047

				    Tax-Free Fund of Colorado
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	12/31/03

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.
[Logo of the Tax-Free Fund of Colorado: a square with silhouettes of two mountains and a rising sun]

                SERVING COLORADO INVESTORS FOR MORE THAN 15 YEARS

                            TAX-FREE FUND OF COLORADO

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION


2003 REVIEW

     Investing in the fixed-income markets in 2003 proved to be a very interesting proposition. The year began innocently enough with a low interest rate environment, concerns about the strength of the economic recovery, and an orderly supply and demand relationship for bonds. Interest rates continued to decline slightly until June, when investor expectations seemed to change dramatically. The yield on the 10-year Treasury reached a low of about 3.10% in June as investors appeared to be concerned about deflation and the potential for non-traditional actions by the Federal Reserve to keep rates low and spur on economic activity. When the economic gloom and doom scenarios did not materialize, we saw a very sharp rise in interest rates in the June to August period. Stronger economic statistics and the realization that our budget deficit will likely grow as the Treasury issues more debt to fund various domestic projects as well as supporting military conflicts overseas and possible declining domestic tax collections caused interest rates on the 10-year Treasury to rise by more than 1.5% in a very short period of time. This marked one of the sharpest rises in interest rates in a two-month period on record.

      The last four months of the year showed a more orderly trend of declining interest rates as it became apparent that the overall national economy was improving and that the pickup in manufacturing activity was being offset by increased productivity, a lower number of jobs and very moderate inflation.

     According to The BOND BUYER newspaper, the municipal bond market set a record in 2003 in terms of net volume. Total long-term bond issuance increased to $382 billion, a 6.7% jump from the record issuance the previous year.

     We have made mention in the past few years of the lower price volatility of municipal bonds versus Treasury securities. This relationship continued in 2003. While we saw extreme price savings in the Treasury market, 10 year municipal bond rates only rose by about 0.70 to 0.80 of 1%, or about half as much as the corresponding Treasury. We believe that the favorable risk/return characteristics of municipal bonds have, and will, continue to serve investors well.

     We have seen some signs of recovery in the Colorado economy. The employment levels in Colorado were hurt a little worse than the rest of the country due to our concentration of telecommunications and high tech industries in this state. The Governor's Office of State Planning and Budgeting is forecasting employment growth of 1.9% for 2004. Construction activity in both residential and non-residential sectors has, in fact, slowed its descent but will, we believe, still probably be lower in 2004 versus 2003. Retail sales have grown slightly from the previous year and are forecast to improve in 2004. New municipal bond issuance declined by about 11% from 2002 as higher interest rates in the middle of the year and fiscal concerns by local issuers curtailed additional borrowings.

     The portfolio characteristics of Tax-Free Fund of Colorado remained fairly defensive throughout the year. A year ago we described our investment strategy as "wait and see" and it seems that we are still waiting. On December 31, 2003, the portfolio of Tax-Free Fund of Colorado was still very high in credit quality with approximately 98% invested in AAA or AA securities. The weighted average maturity of 8.9 years on that date tended to be on the shorter side than what it has been in the past. The Fund continued to hold on to bonds with higher interest rates, which were purchased when market rates were higher than they are today. The Fund maintained broad diversification with over 160 different issues spread among 20 counties in Colorado. Our strategy resulted in a 4.32% total return for our Class A investors in 2003.


2004 STRATEGY

     Last year the general consensus at the beginning of the year was that interest rates would move higher during the year. This consensus was correct, but only for a short period of time. Interest rates spiked higher during two months in the middle of the year and then ended up at about the same levels as they began the year. This year, the general belief is that interest rates will increase slightly later on in the year. We believe that it is still prudent to limit risk in any way that we can. The Fund's intermediate maturity, higher coupon securities should hold their value very well even if interest rates begin to rise.

     We also plan to maintain our position in high credit quality bonds. This will help us avoid issuers with temporary budget problems while we are waiting for the state economy to recover. In addition, the fact that yields on the highest quality municipal bonds are still very similar to lower investment grade bonds, allows us to provide excellent risk adjusted returns. As we enter our 18th year of operation, it will remain our goal to seek to provide above average double-exempt income and stable share price to our investors.

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Fund of Colorado for the 10-year period ended December 31, 2003 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.


[Graphic of a line chart with the following information:]

   Lehman Brothers
Quality Intermediate                              Fund's Class a Shares
Municipal Bond Index       With Sales Charge       Without Sales Charge     Cost of Living Index
      $10,000                   $ 9,600                   $10,000                    $10,000
      $ 9,727                   $ 9,230                   $ 9,615                    $10,267
      $11,069                   $10,445                   $10,881                    $10,528
      $11,541                   $10,869                   $11,323                    $10,878
      $12,386                   $11,639                   $12,126                    $11,063
      $13,129                   $12,206                   $12,716                    $11,241
      $13,167                   $12,092                   $12,598                    $11,543
      $14,303                   $13,096                   $13,643                    $11,934
      $15,092                   $13,692                   $14,264                    $12,119
      $16,485                   $14,891                   $15,514                    $12,407
      $17,250                   $15,650                   $16,304                    $12,641

                                      AVERAGE ANNUAL TOTAL RETURN
                                   FOR PERIODS ENDED DECEMBER 31, 2003
                                 ---------------------------------------
                                                                 SINCE
                                 1 YEAR   5 YEARS   10 YEARS   INCEPTION
                                 ------   -------   --------   ---------
Class A (5/21/87)
   With Sales Charge .........    0.15%    4.24%      4.58%      6.17%
   Without Sales Charge ......    4.32%    5.09%      5.01%      6.43%
Class C (4/30/96)
   With CDSC .................    2.33%    4.10%       n/a       4.46%
   Without CDSC ..............    3.33%    4.10%       n/a       4.46%
Class Y (4/30/96)
   No Sales Charge ...........    4.37%    5.14%       n/a       5.78%
Lehman Index .................    4.64%    5.61%      5.60%      6.56%(Class A)
                                  4.64%    5.61%       n/a       5.97%(Class C&Y)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each classes' income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

PRIVACY NOTICE (UNAUDITED)

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of a fund of the Aquila(SM) Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose this information to another fund of the Aquila(SM) Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the Aquila(SM) Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Tax-Free Fund of Colorado:

     We have audited the accompanying statement of assets and liabilities of Tax-Free Fund of Colorado, including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Fund of Colorado as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                        KPMG LLP

New York, New York
February 13, 2004

                            TAX-FREE FUND OF COLORADO
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2003

                                                                        RATING
   FACE                                                                MOODY'S/
  AMOUNT     GENERAL OBLIGATION BONDS (36.3%)                             S&P         VALUE
----------   -------------------------------------------------------   --------   ------------
             CITY & COUNTY (2.2%)
             -------------------------------------------------------
             Denver, Colorado City and County Art Museum
$2,000,000      5.00%, 08/01/15 ....................................    Aa1/AA+   $  2,190,000
             Denver, Colorado City & County Excise Tax Revenue
 1,000,000      5.00%, 09/01/11 FSA Insured ........................    Aaa/AAA      1,120,000
 2,260,000      5.00%, 09/01/12 FSA Insured ........................    Aaa/AAA      2,500,125
                                                                                  ------------
                                                                                     5,810,125
                                                                                  ------------

             METROPOLITAN DISTRICT (6.5%)
             -------------------------------------------------------
             Arapahoe, Colorado Park & Recreation District
 1,070,000      5.00%, 12/01/17 FGIC Insured .......................    Aaa/NR       1,154,263
             Castle Pines, Colorado Metropolitan District
 1,060,000      5.50%, 12/01/07 FSA Insured ........................    Aaa/AAA      1,195,150
             Foothills, Colorado Park & Recreational District
 1,310,000      5.00%, 12/01/12 FSA Insured ........................    Aaa/NR       1,462,287
 1,325,000      5.00%, 12/01/13 FSA Insured ........................    Aaa/NR       1,467,438
 1,850,000      5.00%, 12/01/17 MBIA Insured .......................    Aaa/NR       1,995,687
             Highlands Ranch, Colorado Metropolitan District
                #1, Refunding
 1,530,000      6.25%, 09/01/06 MBIA Insured .......................    Aaa/AAA      1,541,337
 1,000,000      5.75%, 09/01/08 AMBAC Insured ......................    Aaa/AAA      1,143,750
 1,730,000      5.75%, 09/01/09 AMBAC Insured ......................    Aaa/AAA      2,006,800
             Interstate South, Colorado Metropolitan District
 2,165,000      5.75%, 12/01/09 LOC: US Bank .......................     NR/AA-      2,265,131
             South Suburban, Colorado Park & Recreational District
 1,365,000      5.125%, 12/15/09 FGIC Insured ......................    Aaa/AAA      1,518,563
             Westglenn, Colorado Metropolitan District
 1,000,000      6.25%, 12/01/08 Pre-Refunded .......................     NR/A+       1,020,830
             Westglenn, Colorado Metropolitan District Jefferson
                County Refunding
   450,000      5.65%, 12/01/04 ETM ................................     NR/A+         457,425
                                                                                  ------------
                                                                                    17,228,661
                                                                                  ------------

             SCHOOL DISTRICTS (27.6%)
             -------------------------------------------------------
             Adams & Arapahoe Counties, Colorado School
                District 28J
4,000,000       5.00%, 12/01/16 FSA Insured ........................    Aaa/AAA      4,380,000
             Adams County, Colorado School District #12
$1,255,000      5.625%, 12/15/08 FGIC Insured ......................    Aaa/AAA   $  1,436,975
 2,000,000      5.00%, 12/15/12 MBIA Insured .......................    Aaa/AAA      2,232,500
             Adams County, Colorado School District #14
 1,275,000      5.75%, 12/01/08 FSA Insured ........................    Aaa/AAA      1,461,469
             Arapahoe County, Colorado Cherry Creek School
                District #5
 1,000,000      5.50%, 12/15/08 ....................................    Aa2/AA       1,142,500
 2,760,000      5.50%, 12/15/11 ....................................    Aa2/AA       3,156,750
 2,750,000      5.50%, 12/15/12 ....................................    Aa2/AA       3,128,125
             Boulder Valley, Colorado School District
 1,215,000      5.50%, 12/01/08 FGIC Insured .......................    Aaa/AAA      1,365,356
             Clear Creek, Colorado School District
 1,000,000      5.00%, 12/01/16 FSA Insured ........................    Aaa/AAA      1,086,250
             Denver, Colorado City & County School District #1
 1,000,000      5.60%, 06/01/08 ....................................    Aa3/AA-      1,133,750
             Douglas & Elbert Counties, Colorado School District
                # Re-1, Series 1992
 2,000,000      5.25%, 12/15/11 FGIC Insured .......................    Aaa/AAA      2,252,500
             El Paso County, Colorado School District #2 Harrison
 1,000,000      5.00%, 12/01/15, MBIA Insured ......................    Aaa/NR       1,097,500
             El Paso County, Colorado School District #11
 1,330,000      6.25%, 12/01/08 ....................................    Aa3/AA-      1,567,738
             El Paso County, Colorado School District #20
 1,000,000      6.15%, 12/15/08 MBIA Insured .......................    Aaa/AAA      1,171,250
 1,500,000      5.00%, 12/15/14 FGIC Insured .......................    Aaa/NR       1,661,250
             El Paso County, Colorado School District #38
 1,110,000      5.70%, 12/01/12 ....................................    Aa3/NR       1,307,025
             El Paso County, Colorado School District #49
 1,500,000      5.50%, 12/01/13 FSA Insured ........................    Aaa/AAA      1,749,375
 1,000,000      5.25%, 12/01/14 FGIC Insured .......................    Aaa/AAA      1,117,500
 1,795,000      5.00%, 12/01/15 FSA Insured ........................    Aaa/AAA      1,987,962
             Fremont County, Colorado School District #001
                Canon City
 1,680,000      5.00%, 12/01/17 MBIA Insured .......................    Aaa/NR       1,827,000
             Garfield County, Colorado School District
 1,250,000      5.00%, 12/01/17 FSA Insured ........................    Aaa/NR       1,348,438
             Jefferson County, Colorado School District # R-1
$3,000,000      5.50%, 12/15/09 FGIC Insured .......................    Aaa/AAA   $  3,468,750
 2,340,000      5.25%, 12/15/11 FGIC Insured .......................    Aaa/AAA      2,632,500
 1,000,000      5.50%, 12/15/13 FGIC Insured .......................    Aaa/AAA      1,156,250
 2,500,000      4.00%, 12/15/14 FSA Insured ........................    Aaa/AAA      2,603,125
             La Plata County, Colorado School District #9
 1,500,000      5.00%, 11/01/18 MBIA Insured .......................    Aaa/NR       1,605,000
             Larimer County, Colorado School District #R1
                Poudre Refunding Series A
 2,100,000      5.25%, 12/15/11 ....................................    Aa3/AA-      2,336,250
             Larimer, Weld & Boulder Counties, Colorado School
                District #R-2J Thompson Refunding Series 2003
 2,000,000      4.375%, 12/15/14 FSA Insured .......................    Aaa/NR       2,150,000
             Larimer, Weld & Boulder Counties, Colorado
                Thompson S.D.
 2,000,000      5.90%, 12/15/05 ....................................    A1/AA-       2,084,260
             Mesa County, Colorado School District #51
 1,065,000      6.00%, 12/01/06 MBIA Insured .......................    Aaa/AAA      1,192,800
 1,000,000      5.20%, 12/01/09 MBIA Insured .......................    Aaa/AAA      1,110,000
             Pueblo County, Colorado School District # 70
 1,040,000      5.50%, 12/01/09 AMBAC Insured ......................    Aaa/AAA      1,159,600
 1,000,000      5.00%, 12/01/15 FGIC Insured .......................    Aaa/AAA      1,088,750
 3,440,000      5.00%, 12/01/16 FGIC Insured .......................    Aaa/AAA      3,710,900
             Weld & Adams Counties, Colorado School District 3J
 1,000,000      5.50%, 12/15/10 AMBAC Insured Pre-Refunded .........    Aaa/AAA      1,158,750
             Weld County, Colorado School District # 2
 1,315,000      5.00%, 12/01/15 FSA Insured ........................    Aaa/AAA      1,443,213
             Weld County, Colorado School District # 6
 1,195,000      5.00%, 12/01/15 FSA Insured ........................    Aaa/AAA      1,301,056
             Weld County, Colorado School District #6 Greeley
                Refunding
 1,695,000      5.00%, 12/01/16 FSA Insured ........................    Aaa/AAA      1,853,906
             Weld County, Colorado School District #8
 1,115,000      5.00%, 12/01/15 FSA Insured ........................    Aaa/AAA      1,223,713
 1,385,000      5.25%, 12/01/17 FSA Insured ........................    Aaa/AAA      1,537,350
                                                                                  ------------
                                                                                    72,427,386
                                                                                  ------------
                   Total General Obligation Bonds ..................                95,466,172
                                                                                  ------------

             REVENUE BOND (62.5%)
             -------------------------------------------------------

             ELECTRIC (3.1%)
             -------------------------------------------------------
             Colorado Springs, Colorado Utilities Revenue
$1,660,000      5.00%, 11/15/17 ....................................    Aa2/AA    $  1,794,875
             Colorado Springs, Colorado Utilities Revenue
                Subordinated Lien Improvement Series A
 1,095,000      5.00%, 11/15/16 ....................................    Aa2/AA       1,196,288
 1,000,000      5.00%, 11/15/17 ....................................    Aa2/AA       1,080,000
             Moffat County, Colorado Pollution Control
 2,125,000      5.625%, 11/01/06 AMBAC Insured .....................    Aaa/AAA      2,350,781
             Platte River, Colorado Power Authority
 1,500,000      6.00%, 06/01/07 MBIA Insured .......................    Aaa/AAA      1,698,750
                                                                                  ------------
                                                                                     8,120,694
                                                                                  ------------

             HIGHER EDUCATION (9.8%)
             -------------------------------------------------------
             Boulder County, Colorado Development
                Revenue UCAR
 1,130,000      5.00%, 09/01/17 AMBAC Insured ......................    Aaa/AAA      1,226,050
             Boulder County, Colorado UCAR Revenue
 1,760,000      5.00%, 09/01/16 MBIA Insured .......................    Aaa/AAA      1,909,600
             City of Aurora, Colorado Educational Development
                Refunding Bonds Series 1994
 1,580,000      6.00%, 10/15/07 ....................................    NR/BBB       1,634,621
             Colorado Educational & Cultural Facility Authority
                Johnson & Wales
   860,000      5.00%, 04/01/18 XLCI Insured .......................    Aaa/AAA        908,375
             Colorado Educational & Cultural Facility Authority
                University of Colorado Foundation Project
 2,110,000      5.00%, 07/01/17 AMBAC Insured ......................    Aaa/AAA      2,270,887
 1,865,000      5.375%, 07/01/18 AMBAC Insured .....................    Aaa/AAA      2,063,156
             Colorado Post Secondary Educational Facility
 1,170,000      5.50%, 03/01/08 MBIA Insured .......................    Aaa/AAA      1,319,175
             Colorado State Colleges Board Trustees Auxiliary
                System Revenue Refunding Series B
 1,035,000      5.00%, 05/15/15 MBIA Insured .......................    Aaa/AAA      1,141,088
             Colorado State University System
 1,530,000      5.00%, 03/01/17 AMBAC Insured ......................    Aaa/NR       1,654,313
             University of Colorado Enterprise System
 1,000,000      5.00%, 06/01/11 ....................................    Aa3/AA-      1,122,500
 2,325,000      5.00%, 06/01/15 AMBAC Insured ......................    Aaa/AAA      2,540,062
 1,735,000      5.00%, 06/01/16 ....................................    Aa3/AA-      1,888,981
 1,000,000      5.25%, 06/01/17 FGIC Insured .......................    Aaa/AAA      1,115,000
             University of Northern Colorado Auxiliary Facilities
$1,500,000      5.75%, 06/01/07 MBIA Insured Pre-Refunded ..........    Aaa/AAA   $  1,543,485
 1,745,000      5.75%, 06/01/08 MBIA Insured .......................    Aaa/AAA      1,963,125
 1,390,000      5.00%, 06/01/15 AMBAC Insured .....................     Aaa/AAA      1,506,413
                                                                                  ------------
                                                                                    25,806,831
                                                                                  ------------

             HOSPITAL (4.7%)
             -------------------------------------------------------
             Colorado Health Facilities Authority Revenue,
                Boulder Community Hospital Refunding
 1,410,000      5.65%, 10/01/06 MBIA Insured .......................    Aaa/AAA      1,478,921
             Colorado Health Facility Authority Hospital
                Revenue, Catholic Health
 1,000,000      5.375%, 12/01/09 ...................................    Aa2/AA       1,091,250
             Colorado Health Facility Authority Hospital
                Revenue, North Colorado Medical Center
 1,440,000      5.60%, 05/15/05 MBIA Insured .......................    Aaa/AAA      1,476,490
             Colorado Health Facility Authority Hospital
                Revenue, Sisters of Charity-Leavenworth
 1,000,000      5.50%, 12/01/08 MBIA Insured .......................    Aaa/AAA      1,128,750
 1,500,000      5.25%, 12/01/10 MBIA Insured .......................    Aaa/AAA      1,666,875
             Colorado Health Facility Authority Sisters of Charity
                Health Care
 1,000,000      6.25%, 05/15/09 AMBAC Insured, ETM .................    Aaa/AAA      1,175,000
             Colorado Health Facility Community Provider
                Pooled Loan Revenue
   195,000      7.20%, 07/15/05 FSA Insured ........................    Aaa/AAA        195,546
             Colorado Springs, Colorado Hospital Revenue
 1,460,000      5.50%, 12/15/06 MBIA Insured .......................    Aaa/AAA      1,591,400
             Poudre Valley, Colorado Hospital District, Refunding
 1,000,000      5.375%, 11/15/07 ...................................     Aa/NR       1,004,400
             University Colorado Hospital Authority
                Hospital Revenue
 1,475,000      5.50%, 11/15/07 AMBAC Insured ......................    Aaa/NR       1,655,687
                                                                                  ------------
                                                                                    12,464,319
                                                                                  ------------

             HOUSING (3.0%)
             -------------------------------------------------------
             Adams County, Colorado Multi-Family Housing
                Revenue, Brittany Station Series A
 1,600,000      5.40%, 09/01/25 FNMA Insured .......................    NR/AAA       1,684,000
             Colorado Housing Finance Authority
$  915,000      5.00%, 08/01/13 Series 2001 ........................     A1/A+    $    947,025
 1,380,000      6.05%, 10/01/16 Series 1999A3 ......................    Aa2/AA+      1,420,889
    45,000      6.125%, 11/01/23 Series 1998D3 .....................    Aa2/NR          48,431
             Colorado Housing Finance Authority, SFM
    10,000      6.00%, 12/01/04 Series 1994C .......................    Aa2/NR          10,054
   360,000      5.625%, 06/01/10 Series 1995D ......................    Aa2/NR         369,000
   135,000      5.75%, 11/01/10 Series 1996A .......................    Aa2/A+         135,861
    75,000      6.25%, 12/01/12 Series 1994C .......................    Aa2/NR          75,068
             Colorado Housing Finance Authority, Single Family
                Program 2000C3
   245,000      5.70%, 10/01/22 ....................................    Aa2/AA         257,556
             Colorado Housing Finance Authority, Single Family
                Program Sub. 2000D
   425,000      5.40%, 10/01/12 ....................................     A1/A+         444,656
             Denver, Colorado Single Family Mortgage Revenue
   285,000      5.00%, 11/01/15 GNMA Insured .......................    NR/AAA         297,825
             Littleton, Colorado Assisted Living Building Authority,
                Amity Plaza Project Multi-Family Housing
                Revenue Bond Series 1994
   540,000      6.10%, 03/01/06 ....................................     NR/A+         548,462
             Snowmass Village, Colorado Multi-Family Revenue
                Refunding
 1,500,000      6.30%, 12/15/08 FSA Insured ........................    Aaa/AAA      1,520,550
                                                                                  ------------
                                                                                     7,759,377
                                                                                  ------------

             LEASE (7.0%)
             -------------------------------------------------------
             Aurora, Colorado COP
 2,105,000      5.25%, 12/01/13 AMBAC Insured ......................    Aaa/AAA      2,344,444
             Broomfield, Colorado COP
 2,500,000      5.10%, 12/01/12 AMBAC Insured ......................    Aaa/NR       2,771,875
             Denver, Colorado City and County COP Roslyn Fire
 1,835,000      5.00%, 12/01/15 ....................................    Aa2/AA       2,000,150
             El Paso County, Colorado COP
 1,100,000      5.25%, 12/01/09 MBIA Insured .......................    Aaa/AAA      1,254,000
             El Paso County, Colorado COP Judicial Building
 1,760,000      5.00%, 12/01/16 AMBAC Insured ......................    Aaa/AAA      1,911,800
             El Paso County, Colorado COP Pikes Peak Regional
                Development Authority
 1,925,000      5.00%, 12/01/18 AMBAC Insured ......................    Aaa/AAA      2,071,781
             Fremont County, Colorado COP Refunding and
                Improvement Series A
$2,075,000      5.00%, 12/15/18 MBIA Insured .......................    Aaa/AAA   $  2,235,812
             Lakewood, Colorado COP
 1,440,000      5.20%, 12/01/13 AMBAC Insured ......................    Aaa/AAA      1,594,800
             Northern Colorado Water Conservancy District
 1,000,000      5.00%, 10/01/15 MBIA Insured .......................    Aaa/AAA      1,096,250
             Westminster, Colorado COP
 1,055,000      5.35%, 09/01/11 MBIA Insured .......................    Aaa/AAA      1,197,425
                                                                                  ------------
                                                                                    18,478,337
                                                                                  ------------

             SALES TAX (11.7%)
             -------------------------------------------------------
             City of Boulder, Colorado
 1,045,000      5.25%, 08/15/10 AMBAC Insured ......................    Aaa/AAA      1,173,013
             Boulder, Colorado Open Space Acquisition
 1,250,000      5.50%, 08/15/12 ....................................    Aa1/AA+      1,414,062
             Boulder County, Colorado Open Space
                Capital Improvement
 3,065,000      5.00%, 07/15/16 MBIA Insured .......................    Aaa/AAA      3,321,694
 1,630,000      5.00%, 07/15/17 MBIA Insured .......................    Aaa/AAA      1,754,288
             Boulder County, Colorado Open Space & Use Tax
                Revenue Bonds Series 1994
 1,740,000      5.75%, 12/15/04, FGIC Insured ......................    Aaa/AAA      1,815,568
             Boulder County, Colorado Sales & Use Tax Open
                Space Series A
 1,000,000      5.45%, 12/15/12 FGIC Insured .......................    Aaa/AAA      1,133,750
             City & County of Denver, Colorado Excise Tax Revenue
 2,000,000      5.375%, 09/01/10 FSA Insured .......................    Aaa/AAA      2,265,000
             Colorado Springs, Colorado Sales & Use Tax
                Revenue Service Sales
 1,320,000      5.00%, 12/01/12 ....................................     A1/AA       1,447,050
             Douglas County, Colorado Sales & Use Tax Open
                Space Revenue
 1,780,000      5.50%, 10/15/12 FSA Insured ........................    Aaa/AAA      2,013,625
             Golden, Colorado Sales & Use Tax
 1,265,000      5.00%, 12/01/12 AMBAC Insured ......................    Aaa/AAA      1,412,056
             Jefferson County, Colorado Open Space Sales Tax
 1,245,000      5.00%, 11/01/11 FGIC Insured .......................    Aaa/AAA      1,383,506
 1,600,000      5.00%, 11/01/13 AMBAC Insured ......................    Aaa/AAA      1,770,000
 1,080,000      5.00%, 11/01/14 AMBAC Insured ......................    Aaa/AAA      1,183,950
             Lakewood, Colorado Sales & Use Tax Revenue
$1,040,000      5.25%, 12/01/09 ....................................     NR/AA    $  1,180,400
             Larimer County, Colorado Sales Tax Revenue Bond
 1,000,000      5.50%, 12/15/12 AMBAC Insured ......................    Aaa/AAA      1,133,750
             Longmont, Colorado Sales & Use Tax
 1,875,000      5.50%, 11/15/14 ....................................     NR/AA       2,137,500
             Thornton, Colorado Sales Tax
 1,000,000      5.00%, 09/01/14 FSA Insured ........................    Aaa/AAA      1,093,750
             Westminster, Colorado Sales Tax Revenue
 1,175,000      5.50%, 12/01/07 FGIC Insured .......................    Aaa/AAA      1,324,813
 1,710,000      5.00%, 12/01/17 AMBAC Insured ......................     NR/AAA      1,844,662
                                                                                  ------------
                                                                                    30,802,437
                                                                                  ------------

             TRANSPORTATION (5.0%)
             -------------------------------------------------------
             Arapahoe County, Colorado E-470 Vehicle
                Registration Revenue Bonds
 1,000,000      5.45%, 08/31/07 MBIA Insured Pre-Refunded ..........    Aaa/AAA      1,097,500
             Colorado Department of Transportation Revenue
 1,565,000      5.00%, 06/15/15 MBIA Insured .......................    Aaa/AAA      1,758,669
             Colorado Department of Transportation-
                Transportation Revenue Anticipation Note
 1,000,000      6.00%, 06/15/13 AMBAC Insured Pre-Refunded .........    Aaa/AAA      1,195,000
             Northwest Parkway, Colorado Public Highway
                Authority Series A
 2,515,000      5.15%, 06/15/14 AMBAC Insured ......................    Aaa/AAA      2,810,512
             Regional Transportation District Colorado COP
 1,190,000      5.00%, 06/01/15 AMBAC Insured ......................    Aaa/AAA      1,298,588
 1,510,000      4.85%, 06/01/18 AMBAC Insured ......................    Aaa/AAA      1,594,937
             Regional Transportation District Colorado Sales
                Tax Revenue
 2,000,000      5.00%, 11/01/13 FGIC Insured .......................    Aaa/AAA      2,205,000
 1,000,000      5.00%, 11/01/16 FGIC Insured .......................    Aaa/AAA      1,076,250
                                                                                  ------------
                                                                                    13,036,456
                                                                                  ------------

             WATER & SEWER (15.3%)
             -------------------------------------------------------
             Aurora, Colorado Water Improvement Revenue First
                Lien Series A
 1,155,000      5.00%, 08/01/16 MBIA Insured .......................     Aaa/NR      1,261,838
             Boulder, Colorado Water & Sewer Revenue
 1,000,000      5.40%, 12/01/14 ....................................    Aa2/AA+      1,122,500
             Broomfield, Colorado Sewer and Waste Water Revenue
 1,985,000      5.00%, 12/01/15 AMBAC Insured ......................     Aaa/NR      2,176,056
 1,000,000      5.00%, 12/01/16 AMBAC Insured ......................     Aaa/NR      1,086,250
             Broomfield, Colorado Water Activity Enterprise
$1,500,000      5.30%, 12/01/12 MBIA Insured .......................     Aaa/NR   $  1,693,125
 1,730,000      5.25%, 12/01/13 MBIA Insured .......................     Aaa/NR      1,939,762
 2,190,000      5.00%, 12/01/16 MBIA Insured .......................     Aaa/NR      2,378,887
 2,290,000      5.00%, 12/01/17 ....................................     Aaa/NR      2,470,337
             Centennial, Colorado Water & Sewer District
 1,750,000      5.80%, 12/01/07 FSA Insured ........................    Aaa/AAA      1,903,125
             Colorado Clean Water Revenue
 1,000,000      5.375%, 09/01/10 ...................................    Aaa/AAA      1,125,000
             Colorado Metro Wastewater Reclamation District
 1,270,000      5.25%, 04/01/09 ....................................     Aa2/AA      1,409,700
             Colorado Water Resource & Power Development
                Authority
   215,000      6.00%, 09/01/06 ....................................    Aaa/AAA        217,217
 1,000,000      5.50%, 09/01/09 ....................................    Aaa/AAA      1,123,750
 1,635,000      5.00%, 09/01/12 ....................................    Aaa/AAA      1,820,981
 1,000,000      5.55%, 11/01/13 FGIC Insured .......................    Aaa/AAA      1,137,500
             Denver, Colorado City and County Wastewater
                Revenue
 1,560,000      5.00%, 11/01/15 FGIC Insured .......................    Aaa/AAA      1,712,100
             Denver, Colorado City & County Water Board
 2,570,000      4.75%, 12/01/17 FSA Insured ........................    Aaa/AAA      2,730,625
 1,885,000      4.75%, 12/01/18 FSA Insured ........................    Aaa/AAA      1,986,319
             Lafayette, Colorado Water Revenue
 1,625,000      5.00%, 12/01/17 MBIA Insured .......................    Aaa/AAA      1,765,156
             Left Hand, Colorado Water District, Series 1996
 1,530,000      5.75%, 11/15/08 MBIA Insured .......................    Aaa/AAA      1,688,738
             Northglenn, Colorado Water & Sewer
 1,010,000      5.75%, 12/01/06 FSA Insured ........................    Aaa/AAA      1,123,625
             Pueblo, Colorado Board Water Works
 1,000,000      5.50%, 11/01/10 FSA Insured ........................    Aaa/AAA      1,161,250
             Thornton, Colorado, Refunding
 2,000,000      5.60%, 12/01/06 FSA Insured ........................    Aaa/AAA      2,217,500
             Ute, Colorado Water Conservancy District
 1,570,000      5.50, 06/15/12 MBIA Insured ........................    Aaa/AAA      1,766,250
             Westminster, Colorado Water & Wastewater Utility
                Revenue
 1,000,000      5.70%, 12/01/04 AMBAC Insured ......................    Aaa/AAA      1,041,200
                                                                                  ------------
                                                                                    40,058,791
                                                                                  ------------

             MISCELLANEOUS REVENUE (2.9%)
             -------------------------------------------------------
             Denver, Colorado City & County Helen Bonfils Project
$2,275,000      5.875%, 12/01/09 ...................................     NR/AA-   $  2,556,531
             Denver, Colorado Convention Center Hotel
 1,500,000      4.00%, 12/01/14 XLCI Insured .......................    Aaa/AAA      1,533,750
             South Suburban, Colorado Park & Recreational District
 1,000,000      6.00%, 11/01/07 ....................................    Baa3/NR      1,103,750
             Thornton, Colorado Development Authority
 1,230,000      5.75%, 12/01/06 MBIA Insured .......................    Aaa/AAA      1,368,375
             Westminster, Colorado Golf Course Activity
 1,000,000      5.40%, 12/01/13 Asset Guaranty Insured .............     NR/AA       1,085,000
                                                                                  ------------
                                                                                     7,647,406
                                                                                  ------------
                   Total Revenue Bonds .............................               164,174,648
                                                                                  ------------
             Total Investments (cost $242,504,571**) ...............      98.8%    259,640,820
             Other assets less liabilities .........................       1.2       3,048,345
                                                                         ------   ------------
             Net Assets ............................................     100.0%   $262,689,165
                                                                         ======   ============

               * Any security not rated (NR) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

               **   See note 4.

                        PORTFOLIO ABBREVIATIONS:
             ------------------------------------------------
             AMBAC - American Municipal Bond Assurance Corp.
             COP   - Certificates of Participation
             ETM   - Escrowed to Maturity
             FGIC  - Financial Guaranty Insurance Co.
             FNMA  - Federal Housing Administration
             FSA   - Financial Security Assurance
             GNMA  - Government National Mortgage Association
             LOC   - Letter of Credit
             MBIA  - Municipal Bond Investors Assurance
             SFM   - Single Family Mortgage
             UCAR - University Corporation for Atmospheric Research XLCI - XL Capital Assurance, Inc.


                 See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

ASSETS
   Investments at value (cost $242,504,571) ....................   $259,640,820
   Cash ........................................................      1,506,962
   Interest receivable .........................................      1,718,980
   Receivable for Fund shares sold .............................        310,702
   Receivable for investment securities sold ...................        138,099
                                                                   ------------
   Total assets ................................................    263,315,563
                                                                   ------------
LIABILITIES
   Payable for Fund shares redeemed ............................        187,198
   Dividends payable ...........................................        236,840
   Management fee payable ......................................        110,760
   Distribution fees payable ...................................         48,410
   Accrued expenses ............................................         43,190
                                                                   ------------
   Total liabilities ...........................................        626,398
                                                                   ------------
NET ASSETS .....................................................   $262,689,165
                                                                   ============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of
      shares, par value $.01 per share .........................   $    242,384
   Additional paid-in capital ..................................    245,294,530
   Net unrealized appreciation on investments (note 4) .........     17,136,249
   Overdistributed net realized gain on investments ............           (146)
   Undistributed net investment income .........................         16,148
                                                                   ------------
                                                                   $262,689,165
                                                                   ============
CLASS A
   Net Assets ..................................................   $233,109,356
                                                                   ============
   Capital shares outstanding ..................................     21,508,866
                                                                   ============
   Net asset value and redemption price per share ..............   $      10.84
                                                                   ============
   Offering price per share (100/98 of $10.84 adjusted
      to nearest cent) (note 3) ................................   $      11.06
                                                                   ============
CLASS C
   Net Assets ..................................................   $ 15,819,817
                                                                   ============
   Capital shares outstanding ..................................      1,462,526
                                                                   ============
   Net asset value and offering price per share ................   $      10.82
                                                                   ============
   Redemption price per share (*a charge of 1% is imposed on
      the redemption proceeds of the shares, or on the
      original price, whichever is lower, if redeemed during
      the first 12 months after purchase) ......................   $      10.82*
                                                                   ============
CLASS Y
   Net Assets ..................................................   $ 13,759,992
                                                                   ============
   Capital shares outstanding ..................................      1,266,964
                                                                   ============
   Net asset value, offering and redemption price per share ....   $      10.86
                                                                   ============

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:

   Interest income .........................................                $11,287,249

Expenses:

   Management fee (note 3) .................................   $1,240,722
   Distribution and service fees (note 3) ..................      242,842
   Transfer and shareholder servicing agent fees ...........      142,645
   Trustees' fees and expenses (note 8) ....................       82,462
   Shareholders' reports and proxy statements ..............       66,189
   Legal fees ..............................................       61,597
   Auditing and tax fees ...................................       25,912
   Custodian fees ..........................................       25,742
   Registration fees and dues ..............................       19,154
   Insurance ...............................................       11,758
   Miscellaneous ...........................................       39,172
                                                               ----------
   Total expenses ..........................................    1,958,195

   Expenses paid indirectly (note 6) .......................       (7,635)
                                                               ----------
   Net expenses ............................................                  1,950,560
                                                                            -----------
   Net investment income ...................................                  9,336,689

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) from securities transactions ...       18,155
   Change in unrealized appreciation on investments ........      941,222
                                                               ----------
   Net realized and unrealized gain (loss) on investments...                    959,377
                                                                            -----------
   Net change in net assets resulting from operations.......                $10,296,066
                                                                            ===========

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   YEAR ENDED         YEAR ENDED
                                                               DECEMBER 31, 2003   DECEMBER 31, 2002
                                                               -----------------   -----------------
OPERATIONS:
   Net investment income ...................................     $  9,336,689         $  8,460,610
   Net realized gain (loss) from securities transactions ...           18,155              156,615
   Change in unrealized appreciation on investments ........          941,222           10,045,867
                                                                 ------------         ------------
      Change in net assets from operations .................       10,296,066           18,663,092
                                                                 ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income ...................................       (9,078,557)          (8,388,584)

   Class C Shares:
   Net investment income ...................................         (401,241)            (161,987)

   Class I Shares:
   Net investment income ...................................              (50)+                 --

   Class Y Shares:
   Net investment income ...................................         (432,274)            (276,796)
                                                                 ------------         ------------
      Change in net assets from distributions ..............       (9,912,122)          (8,827,367)
                                                                 ------------         ------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ...............................       52,284,613           45,269,037
   Reinvested dividends and distributions ..................        5,865,102            5,281,641
   Cost of shares redeemed .................................      (27,630,404)         (21,843,527)
                                                                 ------------         ------------
   Change in net assets from capital share transactions ....       30,519,311           28,707,151
                                                                 ------------         ------------
      Change in net assets .................................       30,903,255           38,542,876

NET ASSETS:
   Beginning of period .....................................      231,785,910          193,243,034
                                                                 ------------         ------------
   End of period* ..........................................     $262,689,165         $231,785,910
                                                                 ============         ============
   * Includes undistributed net investment income of:            $     16,148         $     11,470
                                                                 ============         ============

----------
+    For the period April 2, 2003 to July 8, 2003.


                See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Tax-Free Fund of Colorado (the "Fund"), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution and service fee. As of the report date no Class I Shares were outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.


2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Refer to note 11 for Subsequent Event footnote. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund's net assets.

     Kirkpatrick Pettis Investment Management, Inc. (the "Sub-Adviser"), a wholly-owned subsidiary of KFS Corporation, a wholly-owned subsidiary of Mutual of Omaha Insurance Company, serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Fund's average net assets.

     Specific details as to the effect of the Fund's payments under its Distribution Plan, as described below, on the above management fees and as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.


b) DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund currently makes payment of this distribution fee at the annual rate of 0.05% of the Fund's average net assets represented by Class A Shares. The Board of Trustees and shareholders approved an amendment to the Fund's Distribution Plan applicable to Class A Shares which will permit the Fund to make service fee payments at the rate of up to 0.15 of 1% on the entire net assets represented by Class A Shares. For the year ended December 31, 2003, distribution fees on Class A Shares amounted to $112,266 of which the Distributor retained $4,333.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2003, amounted to $97,930. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2003 amounted to $32,643. The total of these payments with respect to Class C Shares amounted to $130,573 of which the Distributor retained $15,359.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.25%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the period April 2, 2003 through July 8, 2003, these payments were made at the average annual rate of 0.40% of such net assets and amounted to $5 of which $3 related to the Plan and $2 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Colorado, with the bulk of sales commissions inuring to such dealers. For the year ended December 31, 2003, total commissions on sales of Class A Shares amounted to $895,062 of which the Distributor received $161,446. For the period January 1, 2003 through October 20, 2003, the maximum sales charge on Class A Shares was 4%. For the period October 21, 2003 through December 31, 2003, the maximum sales charge on Class A Shares was 2%. Beginning January 1, 2004, the maximum sales charge on Class A Shares is 4%.


C) OTHER RELATED PARTY TRANSACTIONS:

     For the year ended December 31, 2003, the Fund incurred $60,094 of legal fees allocable to Hollyer Brady Smith & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.


4. PURCHASES AND SALES OF SECURITIES

     During the year ended December 31, 2003, purchases of securities and proceeds from the sales of securities aggregated $45,474,562 and $15,123,159, respectively.

     At December 31, 2003, the aggregate tax cost for all securities was $242,488,569. At December 31, 2003 the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $17,337,551 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $185,300 for a net unrealized appreciation of $17,152,251.


5. PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers' ability to meet their obligations.


6. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


7. CAPITAL SHARE TRANSACTIONS

     Transactions in Capital Shares of the Fund were as follows:

                                                YEAR ENDED                   YEAR ENDED
                                            DECEMBER 31, 2003            DECEMBER 31, 2002
                                        -------------------------    -------------------------
                                          SHARES        AMOUNT         SHARES        AMOUNT
                                        ----------   ------------    ----------   ------------
CLASS A SHARES:
   Proceeds from shares sold ........    3,047,540   $ 33,045,064     2,861,228   $ 30,423,801
   Reinvested distributions .........      509,390      5,502,495       486,558      5,156,250
   Cost of shares redeemed ..........   (1,943,417)   (20,966,281)   (1,582,400)   (16,725,358)
                                        ----------   ------------    ----------   ------------
      Net change ....................    1,613,513     17,581,278     1,765,386     18,854,693
                                        ----------   ------------    ----------   ------------
CLASS C SHARES:
   Proceeds from shares sold ........      789,815      8,539,708       696,460      7,376,485
   Reinvested distributions .........       22,651        244,197        10,218        108,404
   Cost of shares redeemed ..........     (193,704)    (2,076,304)      (48,328)      (514,095)
                                        ----------   ------------    ----------   ------------
      Net change ....................      618,762      6,707,601       658,350      6,970,794
                                        ----------   ------------    ----------   ------------
CLASS I SHARES:
   Proceeds from shares sold ........          463          5,000            --             --
   Reinvested distributions .........            4             46            --             --
   Cost of shares redeemed ..........         (467)        (5,101)           --             --
                                        ----------   ------------    ----------   ------------
      Net change ....................           --*           (55)*          --             --
                                        ----------   ------------    ----------   ------------
CLASS Y SHARES:
   Proceeds from shares sold ........      990,596     10,694,841       701,513      7,468,751
   Reinvested distributions .........       10,962        118,364         1,591         16,987
   Cost of shares redeemed ..........     (424,903)    (4,582,718)     (430,013)    (4,604,074)
                                        ----------   ------------    ----------   ------------
      Net change ....................      576,655      6,230,487       273,091      2,881,664
                                        ----------   ------------    ----------   ------------
Total transactions in Fund shares ...    2,808,930   $ 30,519,311     2,696,827   $ 28,707,151
                                        ==========   ============    ==========   ============

*    For the period April 2, 2003 to July 8, 2003.


8. TRUSTEES' FEES AND EXPENSES

     During the fiscal year there were seven Trustees, two of whom are affiliated with the Manager and are not paid any trustee fees. Each Trustees' fees paid during the year were at the average annual rate of $7,250 for carrying out responsibilities and attendance at regularly scheduled Board Meetings. A meeting of the independent trustees is held prior to each quarterly Board Meeting for which each attendee was paid an average fee of $125. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses the Trustees for expenses such as travel, accomodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and Outreach Meeting of Shareholders. For the fiscal year ended December 31, 2003 such reimbursements averaged approximately $5,400 per Trustee.


9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.


10. DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. However, due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $580,112, debited additional paid in capital in the amount of $561,957 and accumulated net realized gain on investments $18,155 at December 31, 2003. This adjustment had no impact on the Fund's aggregate net assets at December 31, 2003. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

     Tax character of distributions paid by the Fund:

                                YEAR ENDED DECEMBER 31,
                                  2003          2002
                               ----------   -----------
     Net tax-exempt income     $9,331,870   $ 8,460,078
     Ordinary income              562,097       210,674
     Capital gain                  18,155       156,615
                               ----------   -----------
                               $9,912,122   $ 8,827,367
                               ==========   ===========

     As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Unrealized appreciation                $17,152,251

     The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.


11. SUBSEQUENT EVENT

     Effective January 1, 2004, Aquila Management Corporation, founder of the Fund, assigned its Advisory and Administration Agreement and Sub-Advisory Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC, which will continue the management of the Fund. The transfer was made for reasons of corporate and tax planning and will have no effect on the management of the Fund or the fees being paid. These changes will not affect the sub-advisory arrangements with the Fund's Sub-Adviser, Kirkpatrick Pettis Investment Management, Inc., which provides the Fund with local advisory services.

                            TAX-FREE FUND OF COLORADO
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS A
                                                             ----------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
                                                              2003      2002      2001      2000      1999
                                                             ------    ------    ------    ------    ------
Net asset value, beginning of period .....................   $10.82    $10.32    $10.31     $9.98    $10.63
                                                             ------    ------    ------    ------    ------
Income (loss) from investment operations:
   Net investment income+ ................................    0.41      0.43      0.45      0.46      0.46
   Net gain (loss) on securities (both realized
      and unrealized) ....................................    0.05      0.52      0.02      0.35     (0.55)
                                                             ------    ------    ------    ------    ------
   Total from investment operations ......................    0.46      0.95      0.47      0.81     (0.09)
                                                             ------    ------    ------    ------    ------
Less distributions (note 10):
   Dividends from net investment income ..................   (0.44)    (0.45)    (0.46)    (0.48)    (0.48)
   Distributions from capital gains ......................     --        --        --        --      (0.08)
                                                             ------    ------    ------    ------    ------
Total distributions ......................................   (0.44)    (0.45)    (0.46)    (0.48)    (0.56)
                                                             ------    ------    ------    ------    ------
Net asset value, end of period ...........................   $10.84    $10.82    $10.32    $10.31    $ 9.98
                                                             ======    ======    ======    ======    ======
Total return (not reflecting sales charge) ...............    4.32%     9.36%     4.64%     8.30%    (0.84)%

Ratios/supplemental data
   Net assets, end of period (in thousands)  .............  $233,109  $215,195  $187,022  $179,816  $190,698
   Ratio of expenses to average net assets ...............    0.74%     0.75%     0.76%     0.78%     0.76%
   Ratio of net investment income to average net assets ..    3.81%     4.05%     4.27%     4.53%     4.41%
   Portfolio turnover rate ...............................    6.16%     6.95%    14.56%    22.45%    13.08%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ...............    0.74%     0.74%     0.75%     0.77%     0.75%

----------
+ Per share amounts have been calculated using the monthly average shares method.


                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   CLASS C
                                                  ------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                                  ------------------------------------------
                                                   2003     2002     2001     2000     1999
                                                  ------   ------   ------   ------   ------
Net asset value, beginning of period ..........   $10.80   $10.30   $10.29   $ 9.97   $10.61
                                                  ------   ------   ------   ------   ------
Income (loss) from investment operations:
   Net investment income+ .....................    0.31     0.31     0.34     0.37     0.36
   Net gain (loss) on securities (both
      realized and unrealized) ................    0.04     0.53     0.03     0.33    (0.54)
                                                  ------   ------   ------   ------   ------
   Total from investment operations ...........    0.35     0.84     0.37     0.70    (0.18)
                                                  ------   ------   ------   ------   ------
Less distributions (note 10):
   Dividends from net investment income .......   (0.33)   (0.34)   (0.36)   (0.38)   (0.38)
   Distributions from capital gains ...........     --       --       --       --     (0.08)
                                                  ------   ------   ------   ------   ------
   Total distributions ........................   (0.33)   (0.34)   (0.36)   (0.38)   (0.46)
                                                  ------   ------   ------   ------   ------
Net asset value, end of period ................   $10.82   $10.80   $10.30   $10.29   $ 9.97
                                                  ======   ======   ======   ======   ======
Total return (not reflecting sales charge) ....    3.33%    8.32%    3.64%    7.18%   (1.70)%

Ratios/supplemental data
   Net assets, end of period (in thousands) ...  $15,820   $9,109   $1,909    $897   $1,932
   Ratio of expenses to average net assets ....    1.69%    1.68%    1.69%    1.73%    1.70%
   Ratio of net investment income to average
      net assets ..............................    2.83%    2.99%    3.25%    3.60%    3.44%
   Portfolio turnover rate ....................    6.16%    6.95%   14.56%   22.45%   13.08%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....    1.68%    1.67%    1.68%    1.72%    1.69%

                                                                 CLASS Y
                                                  ------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                                  ------------------------------------------
                                                   2003     2002     2001     2000     1999
                                                  ------   ------   ------   ------   ------
Net asset value, beginning of period ..........   $10.84   $10.33   $10.33   $10.00   $10.65
                                                  ------   ------   ------   ------   ------
Income (loss) from investment operations:
   Net investment income+ .....................    0.42     0.44     0.45     0.46     0.46
   Net gain (loss) on securities (both
      realized and unrealized) ................    0.04     0.52     0.02     0.35    (0.54)
                                                  ------   ------   ------   ------   ------
   Total from investment operations ...........    0.46     0.96     0.47     0.81    (0.08)
                                                  ------   ------   ------   ------   ------
Less distributions (note 10):
   Dividends from net investment income .......   (0.44)   (0.45)   (0.47)   (0.48)   (0.49)
   Distributions from capital gains ...........     --       --       --       --     (0.08)
                                                  ------   ------   ------   ------   ------
   Total distributions ........................   (0.44)   (0.45)   (0.47)   (0.48)   (0.57)
                                                  ------   ------   ------   ------   ------
Net asset value, end of period ................   $10.86   $10.84   $10.33   $10.33   $10.00
                                                  ======   ======   ======   ======   ======
Total return (not reflecting sales charge) ....    4.37%    9.50%    4.59%    8.36%   (0.79)%

Ratios/supplemental data
   Net assets, end of period (in thousands) ...  $13,760   $7,482   $4,312   $4,417   $5,416
   Ratio of expenses to average net assets ....    0.69%    0.69%    0.71%    0.73%    0.71%
   Ratio of net investment income to average
      net assets ..............................    3.85%    4.07%    4.32%    4.58%    4.45%
   Portfolio turnover rate ....................    6.16%    6.95%   14.56%   22.45%   13.08%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....    0.69%    0.69%    0.70%    0.72%    0.70%

----------
+ Per share amounts have been calculated using the monthly average shares method.


                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                             NUMBER OF
                          POSITIONS                                                          PORTFOLIOS   OTHER DIRECTORSHIPS
                          HELD WITH                                                          IN FUND      HELD BY TRUSTEE
NAME,                     FUND AND            PRINCIPAL                                      COMPLEX      (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF           OCCUPATION(S)                                  OVERSEEN     A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)          DURING PAST 5 YEARS                            BY TRUSTEE   INDICATED OTHERWISE.)
-----------------         ----------          -------------------                            ----------   ---------------------
INTERESTED TRUSTEES(4)

Lacy B. Herrmann          Chairman of the     Founder and Chairman of the Board, Aquila          11       Director or trustee,
New York, NY              Board of Trustees   Management Corporation, the sponsoring                      Pimco Advisors VIT,
(05/12/29)                since 1987          organization and parent of the Manager or                   Oppenheimer Quest
                                              Administrator and/or Adviser or Sub-Adviser                 Value Funds Group,
                                              to each fund of the Aquila(SM) Group of                     Oppenheimer Small
                                              Funds,(5) Chairman and Chief Executive                      Cap Value Fund,
                                              Officer and Manager of the Manager or                       Oppenheimer Midcap
                                              Administrator and/or Advisor or Sub-Adviser                 Fund, and
                                              to each since 2003, and Founder, Chairman of                Oppenheimer
                                              the Board of Trustees and (currently or                     Rochester Group of
                                              until 1998) President of each since its                     Funds.
                                              establishment, beginning in 1984; Director
                                              of the Distributor since 1981 and formerly
                                              Vice President or Secretary, 1981-1998;
                                              Trustee Emeritus, Brown University and the
                                              Hopkins School; active in university, school
                                              and charitable organizations.

Diana P. Herrmann         Trustee since       Vice Chair of Aquila Management Corporation,        6       None
New York, NY              2000, President     Founder of the Aquila(SM) Group of Funds and
(02/25/58)                since 1999, and     parent of the Manager, since 2004, President
                          Vice Chair          and Chief Operating Officer since 1997, a
                          since 2004          Director since 1984, Secretary since 1986
                                              and previously its Executive Vice President,
                                              Senior Vice President or Vice President,
                                              1986-1997; Vice Chair since 2004 and
                                              President, Chief Operating Officer and
                                              Manager of the Manager since 2003; Vice
                                              Chair, President, Senior Vice President or
                                              Executive Vice President of funds in the
                                              Aquila(SM) Group of Funds since 1986;
                                              Director of the Distributor since 1997;
                                              trustee, Reserve Money-Market Funds, 1999-
                                              2000 and Reserve Private Equity Series,
                                              1998-2000; active in mutual fund and trade
                                              organizations and in charitable and
                                              volunteer organizations.

NON-INTERESTED TRUSTEES

Tucker Hart Adams         Trustee since       President, The Adams Group, Inc., an                2       Director, Touch
Colorado Springs, CO      1989                economic consulting firm, since 1989;                       America, Colorado
(01/11/38)                                    formerly Chief Economist, United Banks of                   Health Facilities
                                              Colorado; currently or formerly active with                 Authority, Avista
                                              numerous professional and community                         Laboratories, Inc.
                                              organizations.                                              and Mortgage
                                                                                                          Analysis Computer
                                                                                                          Corp.

Gary C. Cornia            Trustee since       Professor, Marriott School of Management,           4       None
Orem, UT                  2000                Brigham Young University, 1980 - present;
(06/24/48)                                    President, the National Tax Association;
                                              Chair of the Executive Committee, the
                                              International Center for Land Policy Studies
                                              and Training Institute, Taipei, Taiwan;
                                              formerly Senior Visiting Fellow, Lincoln
                                              Institute of Land Policy, 2003; Associate
                                              Dean, Marriott School of Management, Brigham
                                              Young University, 1991- 2000; Chair, Utah
                                              Governor's Tax Review Committee, 1993-2002;
                                              member, Governor's Tax Review Committee
                                              since 2003; Faculty Associate, the Land
                                              Reform Training Institute, Taipei, Taiwan
                                              and The Lincoln Institute of Land Policy,
                                              Cambridge, Massachusetts.

John C. Lucking           Trustee since       President, Econ-Linc, an economic consulting        2       Director, Sanu Resources
Phoenix, AZ               2000                firm, since 1995; formerly Consulting
(05/20/43)                                    Economist, Bank One Arizona and Chief
                                              Economist, Valley National Bank; member,
                                              Arizona's Joint Legislative Budget Committee
                                              Economic Advisory Panel and the Western Blue
                                              Chip Economic Forecast Panel; Board,
                                              Northern Arizona University Foundation since
                                              1997; member, various historical, civic and
                                              economic associations.

Anne J. Mills             Trustee since       President, Loring Consulting Company since          4       None
Castle Rock, CO           1987                2001; Vice President for Business Affairs,
(12/23/38)                                    Ottawa University, 1992-2001; IBM
                                              Corporation, 1965-1991; Budget Review
                                              Officer, the American Baptist Churches/USA,
                                              1994-1997; director, the American Baptist
                                              Foundation; Trustee, Ottawa University; and
                                              Trustee Emerita, Brown University.

J. William Weeks          Trustee since       Retired; limited partner and investor in            2       None
Palm Beach, FL            1995                various real estate partnerships since 1988;
(06/22/27)                                    formerly Senior Vice President or Vice
                                              President of the Aquila Bond Funds; and Vice
                                              President of the Distributor.

OFFICERS

Charles E. Childs, III    Executive Vice      Executive Vice President of all Funds since        N/A      N/A
New York, NY              President since     2003; Senior Vice President, corporate
(04/01/57)                2003                development, formerly Vice President,
                                              Assistant Vice President and Associate of
                                              the Manager's parent since 1987; Senior Vice
                                              President, Vice President or Assistant Vice
                                              President of the Money-Market Funds since
                                              1988.

Stephen J. Caridi         Senior Vice         Vice President of the Distributor since            N/A      N/A
New York, NY              President since     1995; Vice President, Hawaiian Tax-Free
(05/06/61)                2004                Trust since 1998; Senior Vice President,
                                              Narragansett Insured Tax-Free Income Fund
                                              since 1998, Vice President 1996-1997; Senior
                                              Vice President, Tax-Free Fund of Colorado
                                              since 2004; Assistant Vice President,
                                              Tax-Free Fund For Utah since 1993.

James M. McCullough       Senior Vice         Senior Vice President or Vice President of         N/A      N/A
Portland, OR              President since     Aquila Rocky Mountain Equity Fund and four
(06/11/45)                1999                Aquila Bond Funds; Senior Vice President of
                                              the Distributor since 2000; Director of
                                              Fixed Income Institutional Sales, CIBC
                                              Oppenheimer & Co. Inc., Seattle, WA,
                                              1995-1999.

Jerry G. McGrew           Senior Vice         President of the Distributor since 1998,           N/A      N/A
New York, NY              President since     Registered Principal since 1993, Senior Vice
(06/18/44)                1997                President, 1997-1998 and Vice President,
                                              1993-1997; Senior Vice President, Aquila
                                              Rocky Mountain Equity Fund and five Aquila
                                              Bond Funds since 1995; Vice President,
                                              Churchill Cash Reserves Trust, 1995-2001.

Emily T. Rae              Vice President      Vice President of Aquila Rocky Mountain            N/A      N/A
Aurora, CO                since 2002          Equity Fund and Tax-Free Fund of Colorado
(03/02/74)                                    since 2002; investment analyst, Colorado
                                              State Bank and Trust, 2001-02; financial
                                              analyst, J.P. Morgan, 2000-01, senior
                                              registered associate, Kirkpatrick Pettis,
                                              1998-2000; registered associate, FBS
                                              Investments (now U.S. Bancorp Piper
                                              Jaffray), 1997-98.

John T. Volk              Assistant Vice      Marketing representative for the Distributor       N/A      N/A
New York, NY              President since     since 1998; mutual fund services
(04/15/71)                2002                representative, Prudential Securities,
                                              1996-98.

Joseph P. DiMaggio        Chief Financial     Chief Financial Officer of the Aquila(SM)          N/A      N/A
New York, NY              Officer since       Group of Funds since 2003 and Treasurer
(11/06/56)                2003 and            since 2000; Controller, Van Eck Global
                          Treasurer since     Funds, 1993-2000.
                          2000

Edward M. W. Hines        Secretary since     Partner, Hollyer Brady Smith & Hines LLP,          N/A      N/A
New York, NY              1987                legal counsel to the Fund, since 1989;
(12/16/39)                                    Secretary of the Aquila(SM)Group of Funds.

Robert W. Anderson        Assistant           Compliance Officer of the Manager or its           N/A      N/A
New York, NY              Secretary since     predecessor and current parent since 1998
(08/23/40)                2000                and Assistant Secretary of the Aquila(SM)
                                              Group of Funds since 2000; trustee, Alpha
                                              Strategies Fund since July, 2002;
                                              Consultant, The Wadsworth Group, 1995-1998.

John M. Herndon           Assistant           Assistant Secretary of the Aquila(SM) Group        N/A      N/A
New York, NY              Secretary since     of Funds since 1995 and Vice President of
(12/17/39)                1995                the three Aquila Money-Market Funds since
                                              1990; Vice President of the Manager or its
                                              predecessor and current parent since 1990.

Lori A. Vindigni          Assistant           Assistant Treasurer of the Aquila(SM) Group        N/A      N/A
New York, NY              Treasurer since     of Funds since 2000; Assistant Vice
(11/02/66)                2000                President of the Manager or its predecessor
                                              and current parent since 1998; Fund
                                              Accountant for the Aquila(SM) Group of
                                              Funds, 1995-1998.

----------

(1)  The  Fund's  Statement  of  Additional   Information   includes  additional
information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Tax-Free Fund of Colorado, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Mr. Herrmann is an interested person of the Fund as that term is defined in the 1940 Act as an officer of the Fund and a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager and as a shareholder and director of the Distributor. Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Each is also an interested person as a member of the immediate family of the other.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds are called the "Aquila(SM) Group of Funds."

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

     This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

     For the calendar year ended December 31, 2003, $9,331,870 of dividends paid by Tax-Free Fund of Colorado, constituting 94.134% of total dividends paid during calendar 2003, were exempt-interest dividends; $18,155 of total dividends paid during calendar 2003, were capital gain dividends taxable at a rate of 15% and the balance were ordinary dividend income.

     Prior to January 31, 2004, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2003 CALENDAR YEAR.



INFORMATION AVAILABLE (UNAUDITED)

     Much of the information that the funds in the Aquila(SM) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio of securities of your fund twice a year in the semi-annual and annual reports you receive. You should know, however, that we prepare, and have available, portfolio listings at the end of each quarter.

     Whenever you may be interested in seeing a listing of your fund's portfolio
other   than  in  your   shareholder   reports,   please   check   our   website
(www.aquilafunds.com) or call us at 1-800-437-1020.

FOUNDER
     AQUILA MANAGEMENT CORPORATION

MANAGER
     AQUILA INVESTMENT MANAGEMENT LLC
     380 Madison Avenue, Suite 2300
     New York, New York 10017

INVESTMENT SUB-ADVISER
     KIRKPATRICK PETTIS INVESTMENT
        MANAGEMENT, INC.
     1600 Broadway, Suite 1100
     Denver, Colorado 80202

BOARD OF TRUSTEES
     Lacy B. Herrmann, Chairman
     Tucker Hart Adams
     Gary C. Cornia
     Diana P. Herrmann
     John C. Lucking
     Anne J. Mills
     J. William Weeks

OFFICERS
     Diana P. Herrmann, Vice Chair and President
     Stephen J. Caridi, Senior Vice President
     Emily T. Rae, Vice President
     Joseph P. DiMaggio, Chief Financial Officer
        and Treasurer
     Edward M.W. Hines, Secretary

DISTRIBUTOR
     AQUILA DISTRIBUTORS, INC.
     380 Madison Avenue, Suite 2300
     New York, New York 10017

CUSTODIAN
     BANK ONE TRUST COMPANY, N.A.
     1111 Polaris Parkway
     Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
     PFPC Inc.
     760 Moore Road
     King of Prussia, Pennsylvania 19406

INDEPENDENT AUDITORS
     KPMG LLP
     757 Third Avenue
     New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


ANNUAL
REPORT

DECEMBER 31, 2003

                                  TAX-FREE FUND
                                       OF
                                    COLORADO

                          A TAX-FREE INCOME INVESTMENT

[Logo of Tax-Free Fund of Colorado: a square with silhouettes of two mountains and a rising sun]

[Logo of the Aquila Group of funds: an eagle's head]

                                   ONE OF THE
                           AQUILA(SM) GROUP OF FUNDS


ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2003 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Fund's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Fund's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Fund's Code of Ethics that applies to the Fund's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Fund's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for professional services rendered By the principal accountant for the audit of the Registrant's annual financial statements were $20,100 in 2003 and $19,500 in 2002.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $6,792 and $8,950 in 2003 and 2002, respectively, for return preparation.

d) All Other Fees - There were no additional fees plaid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation
S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) (a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
March 8, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Vice Chair and President
March 8, 2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
March 8, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
March 8, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice Chair and President
March 8, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer
March  8, 2004



TAX-FREE FUND OF COLORADO


EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.